Transfers and Servicing of Financial Assets (including Mortgage Banking Activity) - Changes in Carrying Amount of Mortgage Loans Held-for-sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans Receivable Held-for-sale, Net, Reconciliation to Cash Flow [Roll Forward]
Balance at beginning of period	$ 134,916	$ 157,041	$ 166,247
Originations and purchases	1,469,847	1,844,358	2,460,033
Sales, net of gains	(1,498,386)	(1,859,565)	(2,451,459)
Mortgage loans transferred to held for investment	1,058	(6,918)	(14,017)
Other	299	0	(3,763)
Balance at end of period	$ 107,734	$ 134,916	$ 157,041